Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 5 — Property, Plant and Equipment, Net

Property and equipment, net is comprised of the following:

	June 30, 2024	December 31, 2023
Land	$259,793	$259,793
Unproved helium and CO2 properties	10,161,558	10,055,182
Proved helium and CO2 properties	2,117,359	2,099,508
Less: accumulated depletion	(151,545)	(65,978)
Total helium and CO2 properties, net	12,387,165	12,348,505

Plant	1,863,901	1,863,900
Other property and equipment	51,908	51,908
Less: accumulated depreciation	(103,803)	(61,312)
Total other property, plant and equipment, net	1,812,006	1,854,496
Total property, plant and equipment, net	$14,199,171	$14,203,001

Helium and CO2 Properties

As the Company’s development work progresses and the reserves on the Company’s properties are proven, capitalized costs attributed to the properties and mineral interest are subject to depletion. Depletion of capitalized costs is provided using the units-of-production method based on proved helium and CO2 reserves. Depletion expense for the three months ended June 30, 2024 and 2023 was $39,905 and $0, respectively, and for the six months ended June 30, 2024 and 2023 was $85,566 and $0, respectively.

These capitalized costs are subject to a ceiling test that limits such pooled costs, net of applicable deferred taxes, to the aggregate of the present value of future net revenues attributable to proved helium and CO2 reserves discounted at 10%. Any costs in excess of the ceiling are written off as a non-cash expense. The Company did not record an impairment to proved helium and CO2 properties during the three and six months ended June 30, 2024 and 2023.

Costs associated with unproved properties are excluded from the amortization base until the properties are evaluated or impairment is indicated. The costs associated with unproved leasehold acreage and related seismic data, are initially excluded from the amortization base. Leasehold costs are either transferred to the amortization base with the costs of drilling and/or completing a well on the lease or are assessed at least annually for possible impairment or reduction in value. The Company’s decision to withhold costs from amortization and the timing of the transfer of those costs into the amortization base involves judgment and may be subject to changes over time based on several factors, including drilling plans, availability of capital, project economics and drilling results from adjacent acreage. The Company did not record an impairment to unproved helium and CO2 properties during the three and six months ended June 30, 2024 and 2023.

Other Property, Plant and Equipment

The Company’s other property, plant and equipment include a vehicle and helium plant costs. The vehicle is depreciated using the straight-line method over an estimated useful life of 5 years and the helium plant is depreciated using the straight-line method over an estimated useful life of 25 years. The Company recorded depreciation expense on vehicles during the three months ended June 30, 2024 and 2023, of $2,605, and during the six months ended June 30, 2024 and 2023 of $5,211. The Company recorded depreciation expense on the helium plant during the three months ended June 30, 2024 and 2023 of $18,640 and $0, respectively, and during the six months ended June 30, 2024 and 2023 of $37,280 and $0, respectively.

Note 6 — Property, Plant and Equipment, Net

Property and equipment, net is comprised of the following:

	December 31,
	2023	2022
Land	$259,793	$259,793
Unproved helium and CO2 properties	10,055,182	12,102,653
Proved helium and CO2 properties	2,099,508	—
Less: accumulated depletion	(65,978)	—
Total helium and CO2 properties, net	12,348,505	12,362,446

Plant	1,863,900	—
Other property and equipment	51,908	51,908
Less: accumulated depreciation	(61,312)	(13,695)
Total other property, plant and equipment, net	1,854,496	38,213
Total property, plant and equipment, net	$14,203,001	$12,400,659

Helium and CO2 Properties

As the Company’s development work progresses and the reserves on the Company’s properties are proven, capitalized costs attributed to the properties and mineral interest are subject to depletion. Depletion of capitalized costs is provided using the units-of-production method based on proved helium and CO2 reserves. Depletion expense for the years ended December 31, 2023 and 2022 was $65,978 and $0, respectively.

These capitalized costs are subject to a ceiling test that limits such pooled costs, net of applicable deferred taxes, to the aggregate of the present value of future net revenues attributable to proved helium and CO2 reserves discounted at 10%. Any costs in excess of the ceiling are written off as a non-cash expense. The Company did not record an impairment to proved helium and CO2 properties during the years ended December 31, 2023 and 2022.

Costs associated with unproved properties are excluded from the amortization base until the properties are evaluated or impairment is indicated. The costs associated with unproved leasehold acreage and related seismic data, are initially excluded from the amortization base. Leasehold costs are either transferred to the amortization base with the costs of drilling and/or completing a well on the lease or are assessed at least annually for possible impairment or reduction in value. The Company’s decision to withhold costs from amortization and the timing of the transfer of those costs into the amortization base involves judgment and may be subject to changes over time based on several factors, including drilling plans, availability of capital, project economics and drilling results from adjacent acreage. The Company did not record an impairment to unproved helium and CO2 properties during the years ended December 31, 2023 and 2022.

Other property, plant, and equipment

The Company’s other property, plant, and equipment include a vehicle and plant costs. The vehicle is depreciated using the straight-line method over an estimated useful life of 5 years and the plant is depreciated using the straight-line method over an estimated useful life of 25 years. Related to the vehicle, for the years ended December 31, 2023 and 2022, the Company recorded depreciation of $10,423 and $10,301, respectively. Related to the plant that commenced operations in July 2023, for the year ended December 31, 2023, the Company recorded depreciation of $37,195.